SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15: SEGMENT REPORTING

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of December 31, 2021 and for the year ended December 31, 2021, the Company operated in three segments. The segments are HUMBL Marketplace, HUMBL Pay, and HUMBL Financial. For the year ended December 31, 2020, the Company operated in one segment.

Year Ended December 31, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$15,114	$2,224,506	$263,768	$2,503,388
Cost of revenues	-	1,104,959	-	1,104,959
Gross profit	15,114	1,119,547	263,768	1,398,429
Total operating expenses net of depreciation, amortization and impairment	11,201,593	10,555,028	2,108,383	23,865,004
Depreciation, amortization and impairment	22,850	22,221,701	4,570	22,249,121
Other expenses	2,531,630	1,902,352	506,326	4,940,308
(Loss) from operations	$(13,740,959)	$(33,559,534)	$(2,355,511)	$(49,656,004)

Segmented assets as of December 31, 2021
Property and equipment, net	$9,794	$344,694	$1,959	$356,447
Intangible assets – digital assets	$-	$2,695	$-	$2,695
Goodwill	$-	$6,531,346	$-	$6,531,346
Capital expenditures	$11,040	$354,328	$2,208	$367,576